PENSIONS AND OTHER POST RETIREMENT BENEFITS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Minimum
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Annual contribution (as a percent)	5.00%
Maximum
PENSIONS AND OTHER POST RETIREMENT BENEFITS
Annual contribution (as a percent)	11.50%
Defined benefit pension plans
Change in benefit obligation
Current service costs	$ 302	$ 272
Experience gain arising on plan liabilities	(1)	(26)
Actuarial loss arising from changes in demographic assumptions	(2)	50
Actuarial loss arising from changes in financial assumptions	(572)	733
Return on plan assets greater than discount rate	530	548
Expected cash contributions in the next fiscal year	189
Defined benefit pension plans | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	8,682	7,708
Current service costs	302	272
Plan participants' contributions	(17)	(17)
Benefits paid	350	316
Interest costs (income)	222	238
Foreign exchange	(6)	1
Settlements	11	5
Experience gain arising on plan liabilities	(1)	(26)
Actuarial loss arising from changes in demographic assumptions	(2)	50
Actuarial loss arising from changes in financial assumptions	(572)	733
Benefit obligation at end of year	8,303	8,682
Defined benefit pension plans | Plan assets
Change in benefit obligation
Benefit obligation at beginning of year	(7,305)	(6,693)
Employer contributions	(11)	132
Plan participants' contributions	17	17
Benefits paid	(325)	(290)
Interest costs (income)	(181)	(203)
Foreign exchange	5	1
Settlements	(11)	(5)
Administrative costs	(2)	(2)
Return on plan assets greater than discount rate	530	548
Benefit obligation at end of year	(7,701)	(7,305)
Net unfunded obligation	(602)	(1,377)
Defined benefit other post retirement benefits
Change in benefit obligation
Current service costs	19	15
Experience gain arising on plan liabilities	(1)	(6)
Actuarial loss arising from changes in demographic assumptions		12
Actuarial loss arising from changes in financial assumptions	(27)	43
Defined benefit other post retirement benefits | Obligations
Change in benefit obligation
Benefit obligation at beginning of year	690	631
Current service costs	19	15
Benefits paid	27	24
Interest costs (income)	18	19
Experience gain arising on plan liabilities	(1)	(6)
Actuarial loss arising from changes in demographic assumptions		12
Actuarial loss arising from changes in financial assumptions	(27)	43
Benefit obligation at end of year	672	690
Defined benefit other post retirement benefits | Plan assets
Change in benefit obligation
Net unfunded obligation	$ (672)	$ (690)
Pension and Other Post Retirement Benefits | Canada
Change in benefit obligation
Percentage of net unfunded obligations	98.00%	96.00%
Pension and Other Post Retirement Benefits | Canada | Weighted average
Change in benefit obligation
Weighted average duration of defined benefit obligation	15 years 1 month 6 days	15 years 9 months 18 days